General (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 17, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
General (Textual)
Net losses		$ (8,235)	$ (4,893)
Accumulated deficit		(119,261)		$ (110,311)
Agreement amount paid to univo		$ 400
Amount of per indication	$ 200